LEASES	12 Months Ended
Dec. 31, 2020
LEASES [Abstract]
LEASES
9.	LEASES

The Company has entered into commercial operating leases for the use of offices and warehouses as lessee. These leases have original terms not exceeding 10 years. These leases have varying terms, escalation clauses and renewal rights.

Information pertaining to lease amounts recognized in our consolidated financial statements is summarized as follows:

	For the year ended December 31,
	2019 $	2020 $
Operating lease cost:
Operating lease cost	51,403	73,273
Short-term lease cost	4,669	6,451
	56,072	79,724

Supplemental cash flow information
Operating cash flows from operating leases	41,237	72,756
Right-of-use obtained in exchange for new operating lease liabilities	99,129	95,020

Weighted-average remaining lease term (years)
Operating leases	4.43	3.91

As of December 31, 2019 and 2020, the weighted-average discount rate for operating leases was 9.17% and 8.40%, respectively.

Operating leases
As of December 31, 2020:	_$_
Maturities of lease liabilities
2021	77,895
2022	80,851
2023	72,352
2024	34,526
2025	23,712
After 2025	9,835
Total lease payments	299,171
Less: Imputed interest	(46,795)
Present value of lease liabilities	252,376

As of December 31, 2019 and 2020, the Company has additional operating leases, primarily for offices, that have not yet commenced of $12,968 and $30,404 respectively, with lease terms not exceeding 5 years.